EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated May 12, 2014 to the Prospectus of Blackstone Alternative Multi-Manager Fund, a series of Blackstone Alternative Investment Funds, dated July 16, 2013, as revised July 31, 2013 and supplemented from time to time, filed with the Securities and Exchange Commission on May 12, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-195182).